UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Zang Xiong
Title:   Portfolio Administrator, Office Manager
Phone:   (612)746-8980

Signature, Place, and Date of Signing:

 /s/ Zang Xiong                     Minneapolis, MN              4/12/2012
 -------------------                ---------------              ---------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     49

FORM 13F INFORMATION TABLE VALUE TOTAL:     $98,416
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                   31-March-12

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                              Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
8x8, INC.                        COM             282914100      997     237350   SH         Sole               237350      0     0
ADVENT SOFTWARE, INC             COM             007974108     2384      93128   SH         Sole                93128      0     0
ADVISORY BOARD COMPANY           COM             00762W107     3727      42060   SH         Sole                42060      0     0
AMERIGON, INC.                   COM             03070L300     2501     154560   SH         Sole               154560      0     0
ANSYS, INC.                      COM             03662Q105     2941      45226   SH         Sole                45226      0     0
BALCHEM                          COM             057665200     1128      37300   SH         Sole                37300      0     0
BIO REFERENCE LABS, INC.         COM             09057G602     1798      76492   SH         Sole                76492      0     0
BJS RESTAURANTS, INC.            COM             09180C106     1690      33570   SH         Sole                33570      0     0
BODY CENTRAL                     COM             09689U102     1605      55320   SH         Sole                55320      0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106     1012      36213   SH         Sole                36213      0     0
BUFFALO WILD WINGS               COM             119848109     2673      29470   SH         Sole                29470      0     0
CATALYST HEALTH SOLUTIONS, INC   COM             14888B103     2131      33432   SH         Sole                33432      0     0
CAVIUM, INC.                     COM             14964U108     1906      61600   SH         Sole                61600      0     0
COMSCORE, INC.                   COM             20564W105     2239     104692   SH         Sole               104692      0     0
COSTAR GROUP, INC.               COM             22160N109     1934      28010   SH         Sole                28010      0     0
DEALERTRACK HOLDINGS INC         COM             242309102     3937     130119   SH         Sole               130119      0     0
DORMAN PRODUCTS                  COM             258278100      891      17599   SH         Sole                17599      0     0
DRIL QUIP, INC.                  COM             262037104     1555      23920   SH         Sole                23920      0     0
EBIX, INC.                       COM             278715206     1232      53190   SH         Sole                53190      0     0
ECHO GLOBAL LOGISTICS, INC.      COM             27875T101     2202     136780   SH         Sole               136780      0     0
ELLIE MAE INC.                   COM             28849P100     1244     111430   SH         Sole               111430      0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104     3213     117076   SH         Sole               117076      0     0
EZCORP, INC.                     COM             302301106     2657      81854   SH         Sole                81854      0     0
GREENWAY MEDICAL TECHNOLOGY      COM             39679B103     1272      83257   SH         Sole                83257      0     0
HIBBETT SPORTS, INC.             COM             428567101     3597      65940   SH         Sole                65940      0     0
HMS HLDGS CORP.                  COM             40425J101     3106      99525   SH         Sole                99525      0     0
INNERWORKINGS                    COM             45773Y105     1526     130966   SH         Sole               130966      0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105     1098      29759   SH         Sole                29759      0     0
KEYNOTE SYSTEMS, INC.            COM             493308100     1455      73650   SH         Sole                73650      0     0
LIVEPERSON, INC.                 COM             538146101     2228     132870   SH         Sole               132870      0     0
LKQ CORPORATION                  COM             501889208     3694     118520   SH         Sole               118520      0     0
LOGMEIN, INC.                    COM             54142L109     1825      51790   SH         Sole                51790      0     0
M/A COM                          COM             55405Y100      980      47260   SH         Sole                47260      0     0
MAXWELL TECHNOLGY, INC.          COM             577767106      487      26590   SH         Sole                26590      0     0
MISTRAS GROUP, INC.              COM             60649T107     2394     100505   SH         Sole               100505      0     0
MONRO MUFFLER, INC.              COM             610236101     2404      57945   SH         Sole                57945      0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     4125      46876   SH         Sole                46876      0     0
NEOGEN CORP.                     COM             640491106     1414      36204   SH         Sole                36204      0     0
PEET'S COFFEE & TEA, INC.        COM             705560100     2397      32520   SH         Sole                32520      0     0
REALPAGE                         COM             75606N109      956      49870   SH         Sole                49870      0     0
RIVERBED TECHNOLOGY, INC.        COM             768573107     1338      47640   SH         Sole                47640      0     0
SCIQUEST, INC.                   COM             80908T101     1267      83110   SH         Sole                83110      0     0
SHUTTERFLY, INC.                 COM             82568P304      760      24260   SH         Sole                24260      0     0
SXC HEALTH SOLUTIONS CORP        COM             78505P100     3111      41500   SH         Sole                41500      0     0
SYNTEL, INC.                     COM             87162H103     2818      50330   SH         Sole                50330      0     0
TANGOE, INC.                     COM             87582Y108     1575      83730   SH         Sole                83730      0     0
TEAVANA, INC.                    COM             87819P102     1756      89030   SH         Sole                89030      0     0
TRANSCEND SERVICES, INC.         COM             893929208     1806      61519   SH         Sole                61519      0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107     1430      19513   SH         Sole                19513      0     0